Shareholder Report, Line Graph (Details) - USD ($)		10 Months Ended	12 Months Ended	22 Months Ended	34 Months Ended
	Apr. 17, 2023	Feb. 29, 2024	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026
C000241788
Account Value [Line Items]
Line Graph and Table Measure Name			Beacon Selective Risk ETF
Accumulated Value	$ 10,000	$ 10,766		$ 12,069	$ 13,066
C000241789
Account Value [Line Items]
Line Graph and Table Measure Name			Beacon Tactical Risk ETF
Accumulated Value	10,000	9,582		11,023	11,180
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	12,448		14,739	17,243
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	12,448		14,739	17,243
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value	10,000	11,205		12,434	14,972
Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Moderately Aggressive Portfolio Index
Accumulated Value	$ 10,000	$ 11,205		$ 12,434	$ 14,972